Third Party Lease Commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
Rent revenue	$ 4.0	$ 3.8	$ 4.2
Contingent rent revenue	0.5	0.4	0.4
Rent expense	6.4	6.1	5.2
Contingent rent expense	$ 0.7	$ 0.7	$ 0.5